Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (468,615,465)	$ (246,352,180)
Inclusions		(59,991,101)
Charge to Income		(162,272,184)
Ending balance		(468,615,465)
Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	427,101,846
Inclusions		0
Charge to Income	156,189	(427,101,846)
Ending balance	156,189	0
Derivate Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,227,834	0
Inclusions		2,227,834
Charge to Income	(1,750,099)	0
Ending balance	477,735	2,227,834
Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	47,625,187	0
Inclusions		9,652,336
Charge to Income	(47,625,187)	37,972,851
Ending balance	0	47,625,187
Loans and Other Financing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	265,640,829	151,576,010
Inclusions		24,194,686
Charge to Income	191,806,252	89,870,133
Ending balance	457,447,081	265,640,829
Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	79,351,699	7,022,131
Inclusions		50,846,619
Charge to Income	(65,185,593)	21,482,949
Ending balance	14,166,106	79,351,699
Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	20,216,120	0
Inclusions		0
Charge to Income	(20,216,120)	20,216,120
Ending balance	0	20,216,120
Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,011,612	5,005,521
Inclusions		15,011,612
Charge to Income	(12,480,629)	(5,005,521)
Ending balance	2,530,983	15,011,612
Non-current Assets Held for Sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,920,154	2,014,084
Inclusions		0
Charge to Income	14,089,979	906,070
Ending balance	17,010,133	2,920,154
Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,033,038	0
Inclusions		4,088,449
Charge to Income	(4,033,038)	(55,411)
Ending balance	0	4,033,038
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	137,453,438	34,585,186
Inclusions		21,877,457
Charge to Income	(59,466,387)	80,990,795
Ending balance	77,987,051	137,453,438
Insurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	55,366,249	51,215
Inclusions		55,366,249
Charge to Income	52,408,243	(51,215)
Ending balance	107,774,492	55,366,249
Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	69,822,538	68,319,179
Inclusions		0
Charge to Income	(69,822,538)	1,503,359
Ending balance	0	69,822,538
Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	131,284,989	39,386,130
Inclusions		6,820,332
Charge to Income	(101,922,804)	85,078,527
Ending balance	29,362,185	131,284,989
Foreign Currency Exchange Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	225,771	286,511
Inclusions		0
Charge to Income	346,247	(60,740)
Ending balance	572,018	225,771
Inflation adjustment deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	882,837	4,865,402
Inclusions		689,254
Charge to Income	1,154,852	(4,671,819)
Ending balance	2,037,689	882,837
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	12,935,145	0
Inclusions		0
Charge to Income	(10,103,048)	12,935,145
Ending balance	2,832,097	12,935,145
Totals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	844,997,440	740,213,215
Inclusions		190,774,828
Charge to Income	(132,643,681)	(85,990,603)
Ending balance	712,353,759	844,997,440
Net deferred tax assets in subsidiaries with net liability position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(288,184,960)	(196,635,156)
Inclusions		(67,215,022)
Charge to Income	50,704,451	(24,334,782)
Ending balance	(237,480,509)	(288,184,960)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	556,812,480	543,578,059
Inclusions		123,559,806
Charge to Income	(81,939,230)	(110,325,385)
Ending balance	474,873,250	556,812,480
Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(160,211,723)	(2,612,058)
Inclusions		(16,183,999)
Charge to Income	118,242,178	(141,415,666)
Ending balance	(41,969,545)	(160,211,723)
Derivate Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(2,223,827)
Inclusions		(2,227,834)
Charge to Income	0	4,451,661
Ending balance	0	0
Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(30,566,535)	(11,771,026)
Inclusions		(19,577,926)
Charge to Income	23,815,453	782,417
Ending balance	(6,751,082)	(30,566,535)
Loans and other financing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11,923,664)	0
Inclusions		(11,923,664)
Charge to Income	11,923,664	0
Ending balance	0	(11,923,664)
Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(104,939,412)	(113,815,083)
Inclusions		16,497,326
Charge to Income	3,847,856	(7,621,655)
Ending balance	(101,091,556)	(104,939,412)
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(73,546,757)	(87,373,367)
Inclusions		(16,574,658)
Charge to Income	(27,845,608)	30,401,268
Ending balance	(101,392,365)	(73,546,757)
Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(20,802,071)	(20,802,071)
Inclusions		0
Charge to Income	20,802,071	0
Ending balance	0	(20,802,071)
Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(17,431,566)	(1,372,077)
Inclusions		(5,464,422)
Charge to Income	17,431,566	(10,595,067)
Ending balance	0	(17,431,566)
Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(6,676,309)	0
Inclusions		0
Charge to Income	4,655,023	(6,676,309)
Ending balance	(2,021,286)	(6,676,309)
Non-current Assets Held for Sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,812,134)	0
Inclusions		4,084,347
Charge to Income	4,812,134	(8,896,481)
Ending balance	0	(4,812,134)
Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(819,494)	(235,796)
Inclusions		0
Charge to Income	32,494	(583,698)
Ending balance	(787,000)	(819,494)
Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(8,176,897)	(11,779)
Inclusions		(8,176,897)
Charge to Income	8,173,056	11,779
Ending balance	(3,841)	(8,176,897)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Insurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	0	0
Ending balance	0	0
Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(24,127,995)	(1,503,359)
Inclusions		0
Charge to Income	24,127,995	(22,624,636)
Ending balance	0	(24,127,995)
Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(865,554)	0
Inclusions		0
Charge to Income	(7,320,231)	(865,554)
Ending balance	(8,185,785)	(865,554)
Foreign Currency Exchange Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	0
Inclusions		0
Charge to Income	(29,171)	0
Ending balance	(29,171)	0
Inflation adjustment deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(5,812)	(13,863)
Inclusions		0
Charge to Income	5,812	8,051
Ending balance	0	(5,812)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,709,542)	(4,617,874)
Inclusions		(443,374)
Charge to Income	2,215,601	1,351,706
Ending balance	(1,493,941)	(3,709,542)
Totals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(468,615,465)
Charge to Income	204,889,893
Ending balance	(263,725,572)	(468,615,465)
Net deferred tax liabilities in subsidiaries with net asset position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	288,184,960	196,635,156
Inclusions		67,215,022
Charge to Income	(50,704,451)	24,334,782
Ending balance	237,480,509	288,184,960
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(180,430,505)	(49,717,024)
Inclusions		7,223,921
Charge to Income	154,185,442	(137,937,402)
Ending balance	$ (26,245,063)	$ (180,430,505)